Senior Convertible Notes (4.5% Senior Convertible Notes due 2013)	12 Months Ended
Dec. 31, 2011
4.5% Senior Convertible Notes due 2013
Senior Convertible Notes
Senior Convertible Notes
16.	Senior Convertible Notes

On May 13, 2008, the Company entered into an underwriting agreement for the sale by the Company to the public of $350,000 aggregate principal amount of 4.5% Senior Convertible Notes due 2013 (the “Senior Notes”). The Company granted to the underwriters a 30-day option to purchase up to an additional $50,000 aggregate principal amount of Senior Notes. On May 19, 2008, the Company completed its public offering of $400,000 aggregate principal amount of its Senior Notes which includes the underwriter’s exercise of their option. Net proceeds to the Company from the offering were approximately RMB 2,709,538. The Company’s financing costs associated with the Senior Notes are amortized through interest expense over the life of the Senior Notes from May 2008 to the first put date, or May 2013 using the effective interest rate method. The amount amortized to interest expense for the year ended December 31, 2009, 2010 and 2011 was RMB 7,084, RMB 7,552 and RMB 9,364, respectively. This change in the balance of deferred issuance cost includes the pro-rata reduction of deferred issuance cost that is a component of the extinguished gain from the Senior Notes bought back by the Group.

The Senior Notes bear interest at the rate of 4.5% per annum, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2008. The Senior Notes will mature on May 15, 2013 unless previously repurchased by the Company or converted in accordance with their terms prior to such date. On or after May 15, 2011, the Company has the option to redeem for cash all or part of the Senior Notes at principal if the closing sale price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day on which notice of redemption is provided. If certain fundamental changes occur at any time prior to maturity, holders of the Senior Notes may require the Company to repurchase their Senior Notes in whole or in part for cash equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the date of repurchase. The interest expense recognized for interest payable to the Senior Notes holders was RMB 88,731, RMB 67,876 and RMB 65,959 for the years ended December 31, 2009, 2010 and 2011 respectively.

Each $1,000 principal amount of the Senior Notes will initially be convertible into 32.8138 American Depository Shares, or ADSs, par value $.0001 per share at a conversion price of $30.475, subject to adjustment. The Senior Notes are convertible at maturity and upon certain other events, including when the trading price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter.

The Company used the proceeds from the issuance of the Senior Notes for the purchase and construction of manufacturing equipment and facilities, the purchase and prepayment of raw materials, working capital and other general corporate purposes.

The Company’s functional currency is different from the denomination of the Senior Notes and the Company’s early redemption option is contingent upon its ADS price. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion feature, early redemption option and conversion rate adjustment feature (together, “Embedded Derivatives”) as a freestanding instrument separately in the balance sheet. The Senior Notes were recorded with a discount equal to the value of the Embedded Derivatives at the transaction date and will be accreted to the redemption value of the Senior Notes over the life of the Senior Notes. The change in fair value of the Embedded Derivatives of RMB (55,106), RMB 70,458 and RMB 66,142 was recorded in Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011, respectively. This change in fair value excludes the pro-rata reduction of the Embedded Derivatives that are a component of the extinguishment gain from the Senior Notes bought back by the Group. The interest expense recognized for accretion to the redemption value of the Senior Notes was RMB 104,226, RMB 95,547 and RMB 104,195 for the years ended December 31, 2009, 2010 and 2011, respectively.

During the years ended December 31, 2009, 2010 and 2011, the Company bought back US$ 93,301, US$ nil and US$ 6,145 (par value) of the Senior Notes, respectively, at prices ranging from 39.36% to 79.25%. The gain/(loss) from the Senior Notes buyback was RMB (24,156), RMB nil and RMB 4,312 respectively, for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the notional outstanding amount of the Senior Notes was RMB 1,398,976 (US$ 222,028). The estimated fair value of the Senior Notes as of December 31, 2011 was RMB 1,021,283 (US$ 162,080).

Capped Call

Concurrent with the Company’s issuance of the Senior Notes on May 12, 2008, it entered into capped call option transactions with two financial institutions (the “Counterparties”) that are affiliates of two of the underwriters of the Senior Notes. The capped call transactions was designed to reduce the dilution that would otherwise occur as a result of new common stock issuances upon conversion of the Senior Notes, and effectively increase the conversion price of the Senior Notes for the Company to $37.375 per ADS from the actual conversion price to the Senior Notes holders of $30.475 per ADS. The total premium paid by the Company for the capped call transactions was RMB 226,087.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the Consolidated Balance Sheet. The derivative is marked to market each reporting period utilizing the Black-Scholes option pricing model.

On September 15, 2008 and October 3, 2008, respectively, one of the underwriters and its affiliate filed for protection under Chapter 11 of the US Federal Bankruptcy Code, an event of default under the agreement. As a result of the default, the Counterparty is not expected to perform its obligations if such obligations were to be triggered. The Company has written down the fair value of the derivative in relation to this counterparty to nil given the counterparty is in bankruptcy and lacks the ability and intent to settle the contract as of period end. The fair value of the derivative asset purchased from the other counterparty was RMB 9,127 and RMB nil as of December 31, 2010 and 2011 respectively. The change in fair value of this derivative recorded in change in fair value of derivatives in the consolidated statement of operation was RMB (453), RMB 5,094 and RMB (9,127) for the years ended December 31, 2009, 2010 and 2011 respectively.

ADS Lending Agreement

Concurrent with the offering and sale of the Senior Notes on May 12, 2008, the Company entered into a share lending agreement (the “ADS Lending Agreement”) with certain financial institutions (the “ADS Borrower (s)”), pursuant to which the Company loaned 13,125,520 shares of its common stock (the “Borrowed Shares”) to the ADS Borrowers. The ADS Borrowers will receive all of the proceeds from the sale of the borrowed ADSs. The Company will not receive any proceeds from the sale of the borrowed ADSs pursuant to the ADS Lending Agreement, but the Company will receive from the ADS Borrowers a nominal lending fee of $0.0001 per ADS for each ADS that the Company loaned pursuant to the ADS Lending Agreements.  The nominal lending fee is reported as increases to additional paid in capital. These borrowed shares must be returned to the Company no later than May 15, 2013, or sooner if certain conditions are met. In the event of default, the ADS Borrower is required to return the loaned shares to the Company. If unable to do so, at the Company’s request, the ADS Borrower shall pay cash equal to the market value of unreturned shares. The purpose of the share lending arrangement was to facilitate the investors of the Senior Convertible Notes to hedge the conversion option in such Notes.

These shares were considered issued and outstanding for corporate law purposes at the time they were loaned; however, at the time of the loan they were not considered outstanding for the purpose of computing and reporting earnings per share because these shares were to be returned to the Company no later than May 15, 2013, the maturity date of the Senior Notes. On September 15, 2008, one of the ADS borrowers, who the Company had loaned 6,562,760 shares of its common stock, filed for protection under Chapter 11 of the federal Bankruptcy Code and was placed into administration proceeding in the United Kingdom.

As a result of the bankruptcy filing and the administration proceeding, the ADS Lending Agreement automatically terminated and the ADS Borrower was contractually required to return the shares to the Company. The Company has since demanded the immediate return of all outstanding borrowed shares, however, the shares have not yet been returned. Also under the agreement, the ADS borrower was supposed to transfer collateral to an affiliate equal to the fair value of the shares loaned after it received a credit downgrade on September 15, 2008. Such collateral was to be held in a collateral account for the Company. No collateral transfer was made and the Company is not aware of any collateral account existing. While the Company believes it is exercising all of its legal remedies, it has included these shares in its per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares.

On January 1, 2010, the Company adopted ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. The Company estimated that the fair value of the share lending arrangement at issuance was RMB 230,729, which was recognized as an issuance cost of the Senior Convertible Notes, with an offset to additional paid-in capital. Issuance costs were deferred on the balance sheet and amortized over the life of the Senior Convertible Notes. In the year ended December 31, 2008, due to the bankruptcy of one of the ADS borrowers, the Company assessed it became probable that the borrower would default. As result, the Company recognized an expense of RMB 469,042, which equaled to the then fair value of the 6,562,760 shares lent to the borrower, net of the fair value of probable recoveries, with an offset to additional paid-in capital.  Probable recoveries were estimated as nil at the time in 2008. The fair value of the outstanding loaned shares was RMB 601,533 (USD 90,829) and RMB 55,411 (USD 8,794) as of December 31, 2010 and 2011, respectively. However, the Company continued to consider that recoveries were not probable and had not recognized any amount of the probable recoveries in the years ended December 31, 2009, 2010, and 2011.  The unamortized amount of the issuance costs associated with the share-lending arrangement included in the deferred issuance cost in the balance sheet were RMB 83,367 and RMB 51,028 as of December 31, 2010 and 2011, respectively. The amount of interest cost recognized relating to the amortization of the issuance cost associated with the share-lending arrangement were RMB 17,873, RMB 20,815 and RMB 27,335 for the years ended December 31, 2009, 2010 and 2011, respectively.

These rules require revision of prior periods to conform to current accounting. As a result of retrospectively adopting the new guidance related to the Company’s offering of senior convertible notes in May 2008, certain line items in the consolidated statement of operations for 2009 has been revised. (Note 2(ab))